Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	32,000,000	32,000,000
Common stock, shares issued (in shares)	21,964,809	21,743,498
Common stock, shares outstanding (in shares)	21,964,809	21,743,498